Consolidated Balance Sheets In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary [Member] JPY (¥)
Cash and cash deposits:
Cash and cash equivalents	$ 7,160	¥ 551,639	¥ 1,620,340
Time deposits	6,579	506,817	339,419
Deposits with stock exchanges and other segregated cash	2,915	224,559	190,694
Total cash and cash deposits	16,654	1,283,015	2,150,453	880	68,000	92,000
Loans and receivables:
Loans receivable (including 554,180 million and 289,073 million ($3,752 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	13,332	1,027,105	1,271,284
Receivables from customers	673	51,845	32,772
Receivables from other than customers	11,902	916,903	928,626
Allowance for doubtful accounts	(63)	(4,828)	(4,860)
Total loans and receivables	25,844	1,991,025	2,227,822
Collateralized agreements:
Securities purchased under agreements to resell (including 904,126 million and 784,977 million ($10,189 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	115,337	8,885,582	9,558,617
Securities borrowed	72,248	5,565,997	5,597,701
Total collateralized agreements	187,585	14,451,579	15,156,318
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of 4,621,042 million and 5,474,813 million ($71,065 million) as of March 31, 2011 and September 30, 2011, respectively; including 15,444 million and 18,412 million ($239 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	198,305	15,277,420	14,952,511
Private equity investments (including 62,553 million and 56,511 million ($734 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	3,379	260,290	289,420
Total trading assets and private equity investments	201,684	15,537,710	15,241,931	14,170	1,091,000	1,110,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of 300,075 million as of March 31, 2011 and 338,631 million ($4,396 million) as of September 30, 2011)	13,691	1,054,780	392,036
Non-trading debt securities	11,094	854,698	591,797
Investments in equity securities	1,052	81,030	91,035
Investments in and advances to affiliated companies	2,630	202,620	273,105
Other (including 1,805 million ($23 million) measured at fair value by applying fair value option as of September 30, 2011)	19,201	1,479,214	568,493
Total other assets	47,668	3,672,342	1,916,466	7,900	609,000	132,000
Total assets	479,435	36,935,671	36,692,990	22,950	1,768,000	1,334,000
LIABILITIES AND EQUITY
Short-term borrowings (including 183,524 million and 136,182 million ($1,768 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	15,533	1,196,630	1,167,077
Payables and deposits:
Payables to customers	10,241	788,930	880,429
Payables to other than customers	7,986	615,225	410,679
Deposits received at banks	12,100	932,220	812,500
Total payables and deposits	30,327	2,336,375	2,103,608
Collateralized financing:
Securities sold under agreements to repurchase (including 332,337 million and 97,705 million ($1,268 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	140,902	10,855,067	10,813,797
Securities loaned	22,947	1,767,817	1,710,191
Other secured borrowings	16,782	1,292,954	1,162,450
Total collateralized financing	180,631	13,915,838	13,686,438
Trading liabilities	96,664	7,446,965	8,688,998	340	25,000	38,000
Other liabilities	12,607	971,301	552,316	420	34,000	7,000
Long-term borrowings (including 2,300,606 million and 1,973,594 million ($25,618 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	113,632	8,754,189	8,402,917	15,340	1,182,000	1,032,000
Total liabilities	449,394	34,621,298	34,601,354	16,100	1,241,000	1,077,000
Commitments and contingencies
Common stock
No par value share; Authorized-6,000,000,000 shares as of March 31, 2011 and September 30, 2011 Issued-3,719,133,241 shares as of March 31, 2011 and 3,822,562,601 shares as of September 30, 2011 Outstanding-3,600,886,932 shares as of March 31, 2011 and 3,661,224,195 shares as of September 30, 2011	7,717	594,493	594,493
Additional paid-in capital	8,889	684,777	646,315
Retained earnings	13,322	1,026,367	1,069,334
Accumulated other comprehensive income (loss)	(2,166)	(166,884)	(129,696)
Total NHI shareholders' equity before treasury stock	27,762	2,138,753	2,180,446
Common stock held in treasury, at cost-118,246,309 shares as of March 31, 2011 and 161,338,406 shares as of September 30, 2011	(1,314)	(101,195)	(97,692)
Total NHI shareholders' equity	26,448	2,037,558	2,082,754
Noncontrolling interests	3,593	276,815	8,882
Total equity	30,041	2,314,373	2,091,636
Total liabilities and equity	$ 479,435	¥ 36,935,671	¥ 36,692,990